Deferred income tax assets and liabilities, net - Balances (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	€ 6,090
Deferred tax liabilities	(3,661)	€ (2,308)
Total gross, deferred tax assets	13,012	6,300
Total gross, deferred tax liabilities	(10,584)	(8,608)
Netting of deferred tax assets	(6,922)	(6,300)
Netting of deferred tax liabilities	6,922	6,300
Total net, deferred tax assets	6,090	0
Total net, deferred tax liabilities	(3,661)	(2,308)
Deferred income tax liabilities, net	(3,661)	(2,308)
Non-current portion of (gross) deferred tax assets	11,068	4,507
Non-current portion of (gross) deferred tax liabilities	(6,064)	3,856
Temporary differences relating to unused interest carryforwards for which deferred tax assets have been recognised	6,349
Unused tax loss carryforwards for which no deferred tax asset recognised	131	19,014	€ 0
Intangible assets and goodwill
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	291	331
Deferred tax liabilities	(4,277)	(4,290)
Property and equipment
Reconciliation of deferred tax assets and liabilities
Deferred tax liabilities	(75)
Receivables
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	230	262
Deferred tax liabilities		(78)
Right-of-Use asset, contract asset and other assets
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	0	56
Deferred tax liabilities	(6,112)	(4,172)
Lease liabilities, contract liabilities and other liabilities
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	6,263	3,893
Deferred tax liabilities	(3)	(68)
Provisions
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	172	197
Deferred tax liabilities	(107)
Others
Reconciliation of deferred tax assets and liabilities
Deferred tax liabilities	(10)
Tax loss carryforwards
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	€ 6,056	€ 1,560
Tax loss carryforwards | China
Reconciliation of deferred tax assets and liabilities
Tax Losses, Expiration Period	5 years
Interest carry forward
Reconciliation of deferred tax assets and liabilities
Deferred tax assets			€ 1,400